RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Stock option grants | shares		450,000	0		534,000
Stock option grant price range		$ 0.81	$ 0		$ 0.8
Officers and directors [Member]
Related Party Transaction [Line Items]
Consulting fees paid or accrued to officers or their companies | $		$ 909,314	$ 1,124,304		$ 894,616
Directors' fees | $		$ 2,308	$ 2,398		$ 2,238
Stock option grants | shares		120,563			123,837
Stock option grant price range	$ 0.81
Officers and directors [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Stock option grant price range				$ 0.6
Officers and directors [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Stock option grant price range				$ 1.23